Long-Term Investments (Details) ¥ in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Apr. 30, 2023 CNY (¥)	Nov. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($) shares	Oct. 31, 2019 CNY (¥)	Oct. 31, 2017	Apr. 30, 2022 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Long-Term Investments [Line Items]
Equity method investments							¥ 5,350	¥ 7,383
Redemption of investment period				60 months	48 months
Cash consideration			$ 200	¥ 50,000		¥ 800
Investment gain						¥ 370
Wuhan Chunzhijin Information Technology Co Ltd [Member]
Long-Term Investments [Line Items]
Equity interest, percentage							24.60%
Loan receivable									¥ 3,400
Waiving [Member]
Long-Term Investments [Line Items]
Equity interest, percentage									13.30%
Chunzhijin [Member]
Long-Term Investments [Line Items]
Equity interest, percentage							34.65%
Qingdao Shuangan Biotechnology Co., Ltd [Member]
Long-Term Investments [Line Items]
Equity interest, percentage						6.20%	5.90%
Percentage of equity interests transferred						0.31%
Fair value of re-measured the investment							¥ 16,500	15,200
Unrealized securities holding gains and losses							1,300	1,000
Beijing Petdog Technology Development Co., Ltd. [Member]
Long-Term Investments [Line Items]
Equity interest, percentage				23.64%
Fair value of re-measured the investment							31,300	32,900
Unrealized securities holding gains and losses							1,600	800
Jiangsu Nanjing Agricultural University Animal Pharmaceutical Co Ltd [Member]
Long-Term Investments [Line Items]
Equity interest, percentage		3.33%
Fair value of re-measured the investment							11,900	10,300
Unrealized securities holding gains and losses							1,500	¥ 1,700
Carrying amount		¥ 16,000
Carrying value interest rate		8.00%
Accrued liabilities and other current liabilities							¥ 2,000
Repay principal loan	¥ 6,000
Amount of interest	800
Additional paid compensation	¥ 1,060
Better Choice Company Inc. [Member]
Long-Term Investments [Line Items]
Purchase price (in Shares) | shares			40,000